Significant Transactions (Details Textual) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2020	Jan. 15, 2020	Jul. 31, 2020	Jun. 17, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Apr. 08, 2020
Significant Transactions (Textual)
Common stock, shares issued				6,520,099	13,258,707	13,258,707	13,258,707	10,589,746
Shares of common stock per share				$ 10.16
Gain on change fair value of contingent consideration							$ 1,000,000
Description of contingent consideration							(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Estimated of fair value contingent consideration							$ 0
Revenues							12,573,276	$ 10,823,117
Net loss							$ (15,534,345)	$ (12,403,215)
Common stock vested shares				283,010
Unvested restricted stock				215,063
Description of Merger agreement				(a) 283,110 fully vested shares of common stock were allocated to the former holders of MJF profit interest units, resulting in the recognition of approximately $3.4 million on June 17, 2019 and approximately $2.1 million of compensation expense related to unvested restricted shares such profit interest units be recognized over the remaining vesting period of 3 years.
Solo Sciences, Inc. [Member]
Significant Transactions (Textual)
Transaction costs		$ 300,000
Common stock, shares issued		1,950,000
Shares of common stock per share		$ 9.00
Percentage of exchange rate		80.40%
Description of contingent consideration		(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.
Estimated of fair value contingent consideration		$ 17,900,000
Revenues						$ 23,000
Net loss						$ 1,471,000
Trellis Solutions, Inc [Member]
Significant Transactions (Textual)
Transaction costs									$ 100,000
Common stock, shares issued									349,650
Shares of common stock per share									$ 7.24
Percentage of exchange rate									100.00%
Revenues					$ 216,000
Net loss					$ 17,000
Subsequent Event [Member]
Significant Transactions (Textual)
Common stock, shares issued			800,000
Description of contingent consideration	We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.
Description of noncontrolling interests			We entered into an amendment to the stock purchase agreement to exercise our option to acquire the noncontrolling interests in Solo, for 800,000 shares of our common stock, this transaction will be recorded as an equity transaction, with no effect to the value of the assets acquired or liabilities assumed.